LEASE LIABILITIES (Tables)	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
Schedule of Lease liabilities

	As of March 31,
	2024	2025
	HK$’000	HK$’000

As of April 1	1,827	843
Interest expenses	68	18
Lease payment	(1,052)	(861)

As of March 31	843	-

Lease Liabilities
Current potion	843	-

Maturity analysis
Less than one year	861	696
Total undiscounted lease liabilities	861	696
Amount representing implicit interest	(18)	-

Lease obligation	843	696